CAPITAL WITHDRAWAL BY TWO FORMER NONCONTROLLING INTEREST SHAREHOLDRERS OF GUIZHOU TAIBANG (Narrative) (Details) - Dispute With Jiean Over Certain Capital Injection Into Guizhou Taibang [Member]	1 Months Ended
	Oct. 26, 2016 USD ($)	Oct. 26, 2016 CNY (¥)
Equity Method Investment, Ownership Percentage	15.30%	15.30%
Consideration To Noncontrolling Interest Holders For Withdraw All Of Capital Contribution	$ 58,091,018	¥ 415,000,000